Prepayments and Other Current Assets - Summary of Prepayments and Other Current Assets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Prepaid Expense and Other Assets, Current [Abstract]
Deductible value-added tax input	¥ 22,706	$ 3,111	¥ 9,022
Prepayment for acquisition of inventories	20,048	2,747	2,168
Deposits	16,082	2,203	1,373
Prepayment for service	6,733	922	6,702
Prepayment for an equity investment	2,000	274
Foreign exchange forward contract	8	1	1,743
Loans receivable – current portion (Note 9)			2,163
Others	721	98	1,520
Total Prepayments	¥ 68,298	$ 9,356	¥ 24,691